Income Taxes - Schedule of Components of Net Loss (Details) - USD ($)	3 Months Ended			12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Sep. 30, 2024		Sep. 30, 2023
Schedule of Components of Net Loss [Line Items]
United States – continuing operations	$ (160,630,004)		$ (2,807,217)	$ (7,377,599)		$ (14,660,314)
United States – discontinued operations	(157,975)		(6,120,878)	(1,140,921)		(2,768,114)
Foreign – discontinued operations	(157,975)			(879,736)		(1,143,082)
Net loss	(160,787,979)	[1]	$ (8,928,095)	(8,518,520)	[1]	(17,428,428)	[1]
United States [Member]
Schedule of Components of Net Loss [Line Items]
United States – continuing operations	(160,630,004)			(7,377,598)		(16,710,346)
United States – discontinued operations				$ (261,186)		$ 425,000

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.